PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

As of December 31, 2022 and 2021, property and equipment consisted of the following:

	December 31, 2022	December 31, 2021
Machinery and equipment	$667,000	$680,000
Computers	-	483,000
Leasehold improvements, furniture and equipment	207,000	249,000
EV chargers	115,000	-
Property and equipment, gross	989,000	1,412,000
Less: accumulated depreciation and amortization	(663,000)	(1,301,000)
Property and equipment, net	$326,000	$111,000

Depreciation and amortization expense related to property and equipment was $51,000 and $25,000 for the years ended December 31, 2022, and 2021, respectively.